Stock and Incentive Programs (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Activity

A summary of the Company’s stock option activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors as of December 31, 2017 and 2016 and changes during the year ended December 31, 2017 is presented below.

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2016	299	$25.32	3.3	$2
Cancelled/forfeited/expired	(2)	—
Outstanding at December 31, 2017	297	25.32	2.3	—
Vested and expected to vest at December 31, 2017	297	25.32	2.3	—
Exercisable at December 31, 2017	297	$25.32	2.3	$—

Summary of Restricted Stock Units Activity

A summary of the Company’s RSU activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors as of December 31, 2017 and 2016 and changes during the year ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2016	652	$28.39
Granted	145	28.94
Vested	(86)	27.22
Forfeited	(7)	29.45
Nonvested at December 31, 2017	704	$28.64

Summary of Restricted Stock Award Activity for Employees

A summary of RSA activity for the Company’s employees as of December 31, 2017 and 2016, and changes during the year ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	159	$26.26
Granted	9	26.26
Vested	(56)	26.26
Nonvested at December 31, 2017	112	$26.26

Performance Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Performance Activity for Employees

A summary of PRS activity for the Company’s employees as of December 31, 2017 and 2016, and changes during the year months ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	266	$26.26
Granted	45	28.94
Vested	(89)	26.26
Nonvested at December 31, 2017	222	$26.80

Performance Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Performance Activity for Employees

A summary of PSU activity for the Company’s employees as of December 31, 2017 and 2016, and changes during the year ended December 31, 2017 is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	—	$—
Granted	29	26.72
Nonvested at December 31, 2017	29	$26.72